Investment in Cauchari-Olaroz Project - Schedule of Information About Loss On Closing Of JEMSE Transaction Explanatory (Details) - JEMSE Arrangement $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure Of Loss On JEMSE Transaction [Line Items]
Adjustments To Long Term Receivables Fair Value	$ 5,800
Loss On JSME Transaction	(4,712)
Minera Exar S.A.
Disclosure Of Loss On JEMSE Transaction [Line Items]
Adjustments To Carrying Value Of Disposed Share Of Investment	$ (10,512)